Personnel expenses	6 Months Ended
Jun. 30, 2026
Personnel Expenses [Abstract]
Personnel expenses

5. Personnel expenses

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Wages and salaries	(9,571,045)	(8,053,043)	(18,804,207)	(15,955,350)
Share-based payments	(6,631,255)	(5,497,118)	(11,529,359)	(9,625,030)
Other social security charges	(1,124,650)	(915,557)	(2,293,324)	(1,626,736)
Pension charges	(578,597)	(589,441)	(1,225,052)	(1,134,157)
Other employee related costs	(359,001)	(72,108)	(649,859)	(240,683)
	(18,264,548)	(15,127,267)	(34,501,801)	(28,581,956)

The average number of staff (in FTEs) employed by the Group in the three months ended June 30, 2026 was 148 (2025: 114).